Schedule of Inventory (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Packaging and supplies	$ 396,942	$ 319,491
Food and beverage	40,781
Total Inventory	$ 437,723	$ 319,491